Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	5 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2025
OPERATING ACTIVITIES
Net income loss	$ 546,549	$ 2,378,292	$ 2,950,220
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liability	165,080	183,675	1,431,815
Interest and dividends earned on cash and marketable securities held in Trust Account	(989,729)	(3,188,704)	(6,408,004)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(244,596)	(207,680)	(21,657)
Other assets	(118,227)	(85,984)	85,984
Accounts payable	42,756	25,439	170,239
Related party payable	65,188	34,048	633
Accrued legal services	0		840,733
Accrued liabilities	4,500	39,000	11,213
Net cash used in operating activities	(528,479)	(821,914)	(938,824)
INVESTING ACTIVITIES
Investment of cash in Trust Account	(200,000,000)	(200,000,000)
Net cash used in investing activities	(200,000,000)	(200,000,000)	0
FINANCING ACTIVITIES
Proceeds from sale of Class B ordinary shares to founder and advisor			0
Proceeds from sale of public units, net of underwriting discount paid	199,400,000	199,400,000	0
Proceeds from the sale of private placement warrants to Founder	58,060	58,060	0
Proceeds from sale of Class B ordinary shares in a private placement			0
Payment of offering costs	(276,069)	(644,918)	0
Net cash provided by financing activities	202,534,991	202,166,142	0
Net increase (decrease) in cash	2,006,512	1,344,228	(938,824)
Cash at beginning of period	0	0	1,344,228
Cash at end of period	2,006,512	1,344,228	405,404
Supplemental non-cash disclosure:
Accretion of Class A ordinary shares to redemption value	20,558,807	22,757,853	6,408,004
Offering costs included in accounts payable, related party payable and accrued liabilities	443,772	75,000	$ 0
Fair value of public warrants at issuance		18,460,769
Class B Ordinary Shares
FINANCING ACTIVITIES
Proceeds from sale of Class B ordinary shares to founder and advisor	103,000	103,000
Proceeds from sale of Class B ordinary shares in a private placement	$ 3,250,000	$ 3,250,000